Loan Receivable (Details) - Schedule of Loan Receivable - Loans Receivable [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unsecured loan receivable from third parties	[1]	$ 1,318,998
Guaranteed loan receivable from media business	[2]		59,612,192
Loan receivable, gross		1,318,998	59,612,192
Allowance for doubtful accounts		(281,694)
Loan receivable, net		$ 1,037,304	$ 59,612,192

[1]	As of December 31, 2023, loans to third parties represent the balance the company lend to various third-parties for their working capital needs at rate of 0%-5% per annum.
[2]	Pursuant to the agreement with Shenzhen Kezhi Technology Co., Ltd.(“Kezhi”) on September 25, 2020 and a series of amendments entered during the period from September 25, 2020 to May 16, 2021, the Company intends to expand to media business through Kezhi. The Company originally planned to acquire certain media business assets from Kezhi, however, due to uncertainties in COVID-19, the Company and Kezhi ultimately reached into a final agreement (“Final agreement”) on May 16, 2021. Pursuant to the Final agreement, the Company agreed to extend a working capital support loan to Kezhi in aggregated of $62,581,163 (RMB444,320,000) with expected annual returns over two years and coupon interest rate of 5%. The company collected $4,670,881 (RMB33,162,788) in fiscal year 2022.